Schedule Of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Stockholders' Equity Note [Abstract]
Options outstanding, beginning of period	10,826,232	10,614,883
Options granted	695,898	1,552,418
Options exercised or cash settled	(175,412)
Options forfeited or cancelled	(605,628)	(1,341,069)
Options outstanding, end of period	10,741,090	10,826,232
Range of exercise price, lower limit	$ 3.04	$ 3.04
Range of exercise price, upper limit	$ 15.04	$ 9.21
Options exercisable at end of period	7,327,612	7,318,346
Options available for grant at period end	1,597,240	1,512,606
Weighted average fair value of options granted during period	$ 2.71	$ 1.88
Options outstanding, beginning of period, weighted average exercise price	$ 7.70	$ 7.78
Options granted, weighted average exercise price	$ 10.57	$ 6.13
Options exercised or cash settled, weighted average exercise price	$ 7.33
Options forfeited or cancelled, weighted average exercise price	$ 7.43	$ 7.94
Options outstanding, end of period, weighted average exercise price	$ 7.76	$ 7.70